Segment Information	12 Months Ended
Sep. 30, 2013
Segment Information
Segment Information

23.    Segment Information

        We are organized by segments on a worldwide basis. We evaluate performance based on a number of factors; however, the primary measures of performance are the net sales and income or loss from operations (before corporate allocations) of each segment, as these are the key performance indicators that we review. Operating income or loss for each segment does not include the impact of any intercompany transfer pricing mark-up, corporate general and administrative expenses, interest expense and other miscellaneous income/expense items. Corporate general and administrative expenses include, but are not limited to, human resources, legal, finance, and various other corporate level activity related expenses. Such unallocated expenses remain within Corporate/Manufacturing.

        All of our products fall into one or more of these four segments:

  •
  Wholesale—This segment sells products under various brand names and third-party private labels, each targeting specific market groups which include virtually all major mass merchandisers, club stores, drug store chains and supermarkets. This segment also sells products to independent pharmacies, health food stores, the military and other retailers.

  •
  European Retail—This segment generates revenue through its 736 Holland & Barrett stores (including franchised stores in the following countries: 29 in China, 23 in Singapore, seven in each of United Arab Emirates and Cyprus, four in Malta and one in each of Gibraltar and Iceland), 57 GNC (UK) stores in the U.K., 127 De Tuinen stores (including seven franchised locations) in the Netherlands, 47 Nature's Way stores in Ireland and 13 Essenza stores in Belgium which were acquired in June of 2013, as well as internet-based sales from www.hollandandbarret.com, www.detuinen.nl and www.gnc.co.uk. Such revenue consists of sales of proprietary brand and third-party products as well as franchise fees.

  •
  Direct Response/E-Commerce—This segment generates revenue through the sale of proprietary brand and third-party products primarily through mail order catalog and internet (www.puritan.com) under the Puritan's Pride tradename. Catalogs are strategically mailed to customers who order by mail, internet or phone.
  •
  North American Retail—This segment generates revenue through its 421 owned and operated Vitamin World stores selling proprietary brand and third- party products, as well as internet based sales fromwww.vitaminworld.com.

        The following table represents key financial information of our business segments:

	Total Reportable Business Segments
	Wholesale	European Retail	Direct Response/ E-Commerce	North American Retail	Total	Corporate / Manufacturing	Consolidated
Fiscal 2013:
Net sales	$1,938,921	$743,861	$246,731	$233,528	$3,163,041	$—	$3,163,041
Income (loss) from operations	231,812	170,479	39,104	24,538	465,933	(136,512)	329,421
Depreciation and amortization	36,517	14,320	10,137	2,708	63,682	46,954	110,636
Capital expenditures	971	27,198	4,411	5,557	38,137	91,083	129,220
Fiscal 2012:
Net sales	$1,826,780	$699,675	$239,409	$233,869	$2,999,733	$—	$2,999,733
Income (loss) from operations	241,504	157,540	46,179	26,758	471,981	(77,611)	394,370
Depreciation and amortization	39,692	13,988	10,504	3,196	67,380	34,891	102,271
Capital expenditures	804	22,428	131	596	23,959	62,355	86,314
Fiscal 2011:
Net sales	$1,764,755	$653,630	$229,774	$216,268	$2,864,427	$—	$2,864,427
Income (loss) from operations	283,775	125,233	51,060	16,694	476,762	(239,441)	237,321
Depreciation and amortization	38,840	13,288	10,438	3,197	65,763	33,912	99,675
Capital expenditures	652	19,338	40	955	20,985	23,014	43,999

        Total assets by segment as of September 30, 2013 and 2012 are as follows:

	2013	2012
Reportable Business Segments:
Wholesale	$2,553,857	$2,531,145
European Retail	924,979	864,231
Direct Response / E-Commerce	692,685	772,240
North American Retail	119,395	91,510

Total Reportable Business Segments:	4,290,916	4,259,126

Corporate / Manufacturing	795,262	798,121

Consolidated assets	$5,086,178	$5,057,247

        Total net sales by location of customer are as follows:

	2013	2012	2011
United States	$2,024,178	$1,938,751	$1,898,535
United Kingdom	675,378	641,752	596,927
Canada	129,476	111,047	95,639
Netherlands	98,673	84,167	80,221
Ireland	36,655	33,341	33,774
Other foreign countries	198,681	190,675	159,331

Consolidated net sales	$3,163,041	$2,999,733	$2,864,427

        Long-lived assets—Property, plant and equipment

	2013	2012
United States	$397,464	$358,648
United Kingdom	124,666	113,929
Netherlands	13,768	10,101
Ireland	5,486	4,782
Canada	11,752	12,503
Other foreign countries	18,393	12,716

Consolidated long-lived assets	$571,529	$512,679

        Approximately 32%, 31% and 32% of our net sales for the fiscal years ended September 30, 2013, 2012 and 2011, respectively, were denominated in currencies other than U.S. dollars, principally British pounds, euros, Renminbi and Canadian dollars. A significant weakening of such currencies versus the U.S. dollar could have a material adverse effect on the Company, as this would result in a decrease in our consolidated operating results.

        Foreign subsidiaries accounted for the following percentages of total assets and total liabilities as of September 30, 2013 and 2012:

	2013	2012
Total Assets	26%	25%
Total Liabilities	3%	5%